S000003871 [Member] Expense Example - Putnam VT Mortgage Securities Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,180
Class IB shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	$ 1,458